INCOME TAX (Details) - ROMAN DBDR TECH ACQUISITION CORP.	4 Months Ended
Dec. 31, 2020
Statutory federal income tax rate	21.00%
Warrants issuance costs	(2.80%)
Expenses related to warrants	(2.60%)
Change in fair value of warrant liability	(15.00%)
Change in valuation allowance	(0.60%)
Income tax provision	0.00%